Acquisitions and Other Agreements - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended		0 Months Ended					0 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended							12 Months Ended
	Oct. 01, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 North American Brands [Member]	Dec. 31, 2012 North American Brands [Member]	Dec. 31, 2013 North American Generics and International [Member]	Dec. 31, 2012 North American Generics and International [Member]	Oct. 02, 2013 Warner Chilcott [Member] Product	Dec. 31, 2013 Warner Chilcott [Member]	Dec. 31, 2012 Warner Chilcott [Member]	Dec. 31, 2011 Warner Chilcott [Member]	Oct. 02, 2013 Warner Chilcott [Member]	Dec. 31, 2013 Warner Chilcott [Member] General and Administrative [Member]	Dec. 31, 2013 Warner Chilcott [Member] Unvested Equity-Based Awards [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member]	Dec. 31, 2013 Warner Chilcott [Member] Product Rights and Other Related Intangibles [Member]	Oct. 02, 2013 Warner Chilcott [Member] Product Rights and Other Related Intangibles [Member]	Dec. 31, 2013 Warner Chilcott [Member] Share-Based Compensation Expenses [Member]	Dec. 31, 2013 Warner Chilcott [Member] Acquisition-Related Expenses [Member]	Dec. 31, 2013 Warner Chilcott [Member] North American Brands [Member]	Dec. 31, 2013 Warner Chilcott [Member] North American Generics and International [Member]	Dec. 31, 2013 Warner Chilcott [Member] Minimum [Member] IPR&D [Member]	Dec. 31, 2013 Warner Chilcott [Member] Maximum [Member] IPR&D [Member]	Jun. 11, 2013 Medicines 360 [Member]	Dec. 31, 2013 Medicines 360 [Member]	Jun. 30, 2013 Medicines 360 [Member]	Dec. 31, 2013 Medicines 360 [Member] IPR&D [Member]	Dec. 31, 2013 Medicines 360 [Member] Prepaid R&D [Member]	Jan. 23, 2013 Uteron Pharma, SA [Member]	Dec. 31, 2013 Uteron Pharma, SA [Member]	Jan. 23, 2013 Uteron Pharma, SA [Member]	Dec. 31, 2013 Uteron Pharma, SA [Member] IPR&D [Member]	Dec. 31, 2013 Uteron Pharma, SA [Member] North American Generics and International [Member]	Oct. 31, 2012 Actavis Group [Member] Product	Dec. 31, 2013 Actavis Group [Member]	Dec. 31, 2012 Actavis Group [Member]	Dec. 31, 2011 Actavis Group [Member]	Oct. 31, 2012 Actavis Group [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member]	Oct. 31, 2012 Actavis Group [Member] North American Brands [Member]	Oct. 31, 2012 Actavis Group [Member] North American Generics and International [Member]	Dec. 31, 2013 Actavis Group [Member] Minimum [Member] Product Rights and Other Related Intangibles [Member]	Dec. 31, 2013 Actavis Group [Member] Maximum [Member] Product Rights and Other Related Intangibles [Member]
Business Acquisition [Line Items]
Business acquisition date										Oct. 01, 2013																					Jan. 23, 2013					Oct. 31, 2012
Fair value including assumption of debt									$ 9,200,000,000
Total consideration									5,833,900,000
Value of equity shares outstanding									5,761,300,000
Portion of equity awards deemed to have been earned													72,600,000
Portion of equity awards deemed not to have been earned													77,400,000
Restructuring charges		221,600,000	47,300,000	16,100,000						45,400,000				124,700,000					45,400,000	45,600,000
Step-up in the value of inventories										408,300,000																										137,300,000
Amortization of inventory step-up to cost of sales										173,500,000																										93,500,000	44,100,000
Estimated weighted average useful life		10 years 9 months 18 days							2 years 8 months 12 days																										21 years 8 months 12 days
Discount rate to arrive present value																	8.00%						8.00%	9.00%									22.00%										8.80%	11.50%
Goodwill		8,197,600,000	4,854,200,000		4,371,900,000	474,700,000	3,739,400,000	4,293,200,000					3,992,900,000								3,894,500,000	98,400,000										26,400,000		26,400,000					2,868,800,000		106,200,000	2,762,600,000
Number of products divested									4																										22
Consideration received on sale of divested products	10,000,000								10,000,000
Net sales of divested products										2,500,000	4,600,000	700,000																									60,800,000	90,200,000
General and administrative expenses		38,300,000													41,300,000
Business acquisition price																									52,300,000					142,000,000
Potential milestone payments																									125,000,000					155,000,000
Acquisition of intangible assets including IPR&D													4,729,000,000			1,708,000,000		3,021,000,000									191,700,000	191,700,000											2,540,900,000	272,900,000
Acquisition of assets, prepaid R&D																													6,700,000
Contingent consideration liability																										146,100,000					43,400,000	43,400,000
Assumption of debt and other liabilities																														$ 7,700,000